WARRANTS (Details Narrative) - CAD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Share based compensation expense		$ 0	$ 1,920
Common share issued			6,718,000
Warrant purchased			3,379,379
Warrants exercised			700,000
Warrants Expired	10,097,379	11,580,000	3,309,500